Stock-Based Compensation (Details) - Schedule of Information about Stock Options Outstanding $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Range of Exercise Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding (in Shares) | shares	9,942,319
Weighted average remaining contractual term	4 years 4 months 20 days
Weighted average exercise price	$ 0.8
Aggregate intrinsic value (in Dollars) | $	$ 23,770
Number of exercisable (in Shares) | shares	9,551,815
Weighted average remaining contractual term	4 years 3 months 21 days
Weighted- average exercise price	$ 0.8
Aggregate intrinsic value (in Dollars) | $	$ 22,860
Range of Exercise Prices Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 1.87
Number outstanding (in Shares) | shares	3,313
Weighted average remaining contractual term	6 years 6 months 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 4
Number of exercisable (in Shares) | shares	2,691
Weighted average remaining contractual term	6 years 6 months 10 days
Weighted- average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 4
Range of Exercise Prices Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.1
Number outstanding (in Shares) | shares	16,563
Weighted average remaining contractual term	6 months 3 days
Weighted average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 18
Number of exercisable (in Shares) | shares	16,563
Weighted average remaining contractual term	6 months 3 days
Weighted- average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 18
Range of Exercise Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding (in Shares) | shares	425,269
Weighted average remaining contractual term	6 years 6 months 14 days
Weighted average exercise price	$ 2.39
Aggregate intrinsic value (in Dollars) | $	$ 340
Number of exercisable (in Shares) | shares	78,632
Weighted average remaining contractual term	6 years 6 months 14 days
Weighted- average exercise price	$ 2.39
Aggregate intrinsic value (in Dollars) | $	$ 63
Range of Exercise Prices Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 4.99
Number outstanding (in Shares) | shares	196,625
Weighted average remaining contractual term	5 years 6 months 18 days
Weighted average exercise price	$ 4.99
Aggregate intrinsic value (in Dollars) | $
Number of exercisable (in Shares) | shares	120,144
Weighted average remaining contractual term	5 years 6 months 18 days
Weighted- average exercise price	$ 4.99
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 5.36
Number outstanding (in Shares) | shares	140,000
Weighted average remaining contractual term	5 years
Weighted average exercise price	$ 5.36
Aggregate intrinsic value (in Dollars) | $
Number of exercisable (in Shares) | shares	70,000
Weighted average remaining contractual term	5 years
Weighted- average exercise price	$ 5.36
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 7.58
Number outstanding (in Shares) | shares	85,380
Weighted average remaining contractual term	4 years 6 months 14 days
Weighted average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Number of exercisable (in Shares) | shares	85,380
Weighted average remaining contractual term	4 years 6 months 14 days
Weighted- average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 9.07
Number outstanding (in Shares) | shares	3,537
Weighted average remaining contractual term	4 years 5 months 15 days
Weighted average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Number of exercisable (in Shares) | shares	3,242
Weighted average remaining contractual term	4 years 5 months 15 days
Weighted- average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Minimum [Member] | Range of Exercise Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower Range Limit	$ 0.15
Minimum [Member] | Range of Exercise Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower Range Limit	2.39
Maximum [Member] | Range of Exercise Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	0.86
Maximum [Member] | Range of Exercise Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.4